SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 1,434,802	$ 437,780
Total	(22,144,968)	(21,970,862)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	23,433,292	10,839,406
Purchases of goods and services	(43,850,427)	(29,026,646)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	362,017
Salaries, social security benefits and other benefits	(3,263,996)	(1,677,312)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	343,873	313,432
Purchases of goods and services	(305,061)	(2,441,710)
In-kind contributions	1,434,802	437,780
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (299,468)	$ (415,812)